Net Income/(Loss) Per Share - Schedule of Basic and Diluted Net Income/(Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net income for discontinued operation		¥ 318,451	$ 46,934	¥ 318,451	¥ 378,374	¥ 385,527
Net income attributable to noncontrolling interests | ¥				(12)	(3)
Net income from discontinued operation attributable to ordinary shareholders of Here Group Limited			$ 46,932	¥ 318,439	¥ 378,371	¥ 385,527
— basic (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
— diluted (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
— basic (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
— diluted (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
Net income from discontinued operation per ordinary share attributable to ordinary shareholders of Here Group Limited
— basic (In Shares) | (per share)			$ 0.29	¥ 1.97	¥ 2.35	¥ 2.34
— diluted (in Shares) | (per share)			$ 0.29	¥ 1.97	¥ 2.35	¥ 2.34
Numerator:
Net loss for continuing operations			$ (37,572)	¥ (254,935)	¥ (21,806)
Net loss/(income) attributable to noncontrolling interests | ¥				(1,071)	2,165
Net loss from continuing operations attributable to ordinary shareholders of the Company			$ (37,730)	¥ (256,006)	¥ (19,641)
Weighted average number of ordinary shares outstanding (i)
— basic (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
— diluted (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
— basic (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
— diluted (in Shares)	[1]		161,393,281	161,393,281	161,291,663	164,998,649
Net loss from continuing operations per ordinary share attributable to ordinary shareholders of Here Group Limited
— basic (in Shares) | (per share)			$ (0.23)	¥ (1.59)	¥ (0.12)
— diluted (in Shares) | (per share)			$ (0.23)	¥ (1.59)	¥ (0.12)

[1]	Basic and diluted net income/(loss) per share are computed using the weighted average number of ordinary shares outstanding during the period, including 3,092,516, 810,696 and 60,009 vested options with nominal exercise price for the years ended June 30, 2024, 2025 and 2026.